STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.3%
Collateralized Loan Obligations Debt - 3.6%
Babson CLO, Ser. 2015-1A, Cl. ER, 3 Month LIBOR +5.50%		7.47	1/20/2031	3,000,000	[b,c]	2,481,813
Babson Euro CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00% @ Floor	EUR	7.00	11/25/2029	2,000,000	[b,c]	1,973,166
Barings CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		7.50	4/15/2031	2,900,000	[b,c]	2,593,887
Carlyle Global Market Strategies CLO, Ser. 2014-1A, Cl. ER, 3 Month LIBOR +5.40%		7.40	4/17/2031	4,000,000	[b,c]	3,060,643
Catamaran CLO, Ser. 2015-1A, Cl. E, 3 Month LIBOR +5.15%		7.10	4/22/2027	3,000,000	[b,c]	2,779,748
Dryden 37 Senior Loan Fund CLO, Ser. 2015-37A, Cl. ER, 3 Month LIBOR +5.15%		7.15	1/15/2031	5,000,000	[b,c]	4,376,726
Goldentree Loan Management US CLO 2, Ser. 2017-2A, Cl. E, 3 Month LIBOR +4.70%		6.67	11/28/2030	1,984,000	[b,c]	1,740,370
Marble Point CLO XII, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		8.00	7/16/2031	1,250,000	[b,c]	1,044,671
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%		8.52	10/17/2030	2,000,000	[b,c]	1,798,796
Ozlm Vi CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		8.05	4/17/2031	4,000,000	[b,c]	3,219,093
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		7.75	5/20/2031	1,500,000	[b,c]	1,355,230
Sounds Point CLO IV-R, Ser. 2013-3RA, Cl. E, 3 Month LIBOR +6.25%		8.25	4/18/2031	3,000,000	[b,c]	2,366,828
Vibrant CLO III, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		8.32	10/20/2031	2,000,000	[b,c]	1,598,830
					30,389,801
Commercial & Professional Services - .2%
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	2,000,000	[c]	2,155,050
Consumer Discretionary - .2%
Scientific Games International, Sr. Unscd. Notes		7.00	5/15/2028	570,000	[c]	595,650
Scientific Games International, Sr. Unscd. Notes		7.25	11/15/2029	750,000	[c]	785,625
					1,381,275
Health Care - .2%
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	2,000,000	[c]	1,664,487

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.3% (continued)
Materials - .7%
ARD Finance, Sr. Unscd. Notes	EUR	5.00	6/30/2027	1,000,000	[c]	1,101,215
ARD Finance, Sr. Unscd. Notes		6.50	6/30/2027	3,000,000	[c]	2,996,850
Trivium Packaging Finance, Sr. Scd. Notes		5.50	8/15/2026	1,550,000	[c]	1,630,428
					5,728,493
Technology Hardware & Equipment - .4%
Everi Payments, Gtd. Notes		7.50	12/15/2025	3,500,000	[c]	3,702,702
Total Bonds and Notes (cost $50,827,358)				45,021,808

Floating Rate Loan Interests - 92.3%
Advertising - 1.8%
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.39	9/29/2024	5,463,782	[b]	5,463,782
Clear Channel Outdoor Holdings, Term B Loan, 1 Month LIBOR +3.50%		5.20	8/21/2026	3,658,537	[b]	3,674,213
Red Ventures, First Lien Term B-1 Loan, 1 Month LIBOR +3.00%		4.90	11/8/2024	5,752,009	[b]	5,761,212
					14,899,207
Aerospace & Defense - .4%
TransDigm, Term Loan, 1 Month LIBOR +2.50%		4.30	5/30/2025	100,000	[b]	100,019
TransDigm, Term Loan, 1 Month LIBOR +2.50%		4.30	8/22/2024	3,250,000	[b]	3,252,031
					3,352,050
Automobiles & Components - 1.2%
Dealer Tire, Initial Term Loan, 1 Month LIBOR +5.50%		7.66	12/19/2025	4,427,750	[b]	4,433,285
Panther BF Aggregator 2, First Lien Initial Euro Term Loan, 1 Month EURIBOR +3.75% @ Floor	EUR	3.75	4/30/2026	3,000,000	[b]	3,317,197
UOS, Initial Term Loan, 3 Month LIBOR +5.50%		7.45	4/18/2023	2,708,101	[b]	2,721,642
					10,472,124
Building Materials - 1.6%
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%		4.89	10/25/2023	3,774,168	[b]	3,641,034
NCI Building Systems, Initial Term Loan, 1 Month LIBOR +3.75%		5.75	4/12/2025	4,554,509	[b]	4,508,964
Tamko Building Products, Initial Term Loan, 1 Month LIBOR +3.25%		5.17	5/31/2026	5,794,549	[b]	5,830,765
					13,980,763

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Chemicals - 1.6%
AgroFresh, Term Loan, 2-3 Month LIBOR +4.75%	6.65	7/31/2021	1,871,805	[b]	1,642,508
ColourOZ Investment 2, Term Loan, 3 Month LIBOR +3.00%	4.94	9/7/2021	726,477	[b]	590,625
ColourOZ Investment 2, Term Loan, 3 Month LIBOR +3.00%	4.94	9/7/2021	4,089,954	[b]	3,325,132
Cyanco Intermediate, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	5.40	3/16/2025	1,964,931	[b]	1,971,072
Encapsys, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	5.20	11/30/2024	4,478,774	[b]	4,496,510
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%	6.75	10/16/2025	1,927,111	[b]	1,878,933
				13,904,780
Commercial & Professional Services - 8.8%
Avsc Holding, Term Loan, 3 Month LIBOR +4.50%	6.49	9/27/2026	1,918,977	[b]	1,886,603
AVSC Holding, Initial Term Loan, 3 Month LIBOR +3.25%	5.17	3/1/2025	3,832,755	[b]	3,732,145
AVSC Holding, Second Lien Initial Loan, 3 Month LIBOR +7.25%	9.17	9/1/2025	1,061,750	[b]	1,008,663
Belron Finance US, Term Loan, 3 Month LIBOR +2.50%	4.44	11/7/2026	2,058,274	[b]	2,067,608
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	5.90	2/7/2026	1,370,895	[b]	1,379,038
CHG Healthcare Services, New Term Loan, 1 Month LIBOR +3.00%	5.13	6/7/2023	4,134,969	[b]	4,145,740
Constellis Holdings, First Lien Initial Term B Loan, 2-3 Month LIBOR +5.00%	6.93	4/21/2024	5,229,625	[b]	2,703,062
Creative Artists Agency, Term Loan, 1 Month LIBOR +3.75%	5.55	11/26/2026	3,460,264	[b]	3,467,462
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	6.91	1/31/2024	2,469,281	[b]	2,483,689
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%	6.45	4/18/2025	2,887,146	[b]	2,859,169
Lineage Logistics, Term Loan, 1 Month LIBOR +3.00%	4.90	2/27/2025	2,321,549	[b]	2,320,574
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR +2.75%	4.87	6/7/2023	3,157,295	[b]	3,029,425
National Intergovernmental, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	5.65	5/23/2025	3,163,364	[b]	3,129,753
Parexel International, Initial Term Loan, 1 Month LIBOR +2.75%	4.81	9/27/2024	4,625,308	[b]	4,480,767

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Commercial & Professional Services - 8.8% (continued)
Pi Lux Finco, Facility B-2 Term Loan, 1 Month EURIBOR +3.00% @ Floor	EUR	3.25	1/1/2025	2,000,000	[b]	2,209,603
Pi Lux Finco, Second Lien Facility 1 Term Loan, 1 Month LIBOR +7.25%		9.38	1/1/2026	1,250,000	[b]	1,225,000
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.14	5/1/2025	3,685,403	[b]	3,665,594
Prime Security Services Borrower, Term Loan, 1 Month LIBOR +3.25%		5.01	9/23/2026	4,800,000	[b]	4,756,512
Sabert, Term Loan, 3 Month LIBOR +4.50%		6.25	11/26/2026	2,967,359	[b]	2,963,650
Swordfish Merger Sub., First Lien Initial Term Loan, 1 Month LIBOR +3.00%		4.89	2/1/2025	2,819,871	[b]	2,704,722
Transaction Network Services, Initial Term Loan, 3 Month LIBOR +4.00%		5.92	2/14/2020	3,616,621	[b]	3,521,685
Verscend Holding, Term B Loan, 1 Month LIBOR +4.50%		6.42	8/27/2025	4,463,072	[b]	4,478,693
Wand NewCo 3, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.39	2/5/2026	5,576,025	[b]	5,605,299
Weight Watchers International, Initial Term Loan, 3 Month LIBOR +4.75%		6.67	11/29/2024	5,282,551	[b]	5,292,984
					75,117,440
Consumer Discretionary - 2.8%
Ap Gaming I, First Lien Incremental Term B Loan, 1 Month LIBOR +3.50%		5.53	2/15/2024	5,579,496	[b]	5,599,248
Hayward Industries, Initial Term Loan, 1 Month LIBOR +3.50%		5.41	8/4/2024	1,159,623	[b]	1,142,594
Scientific Games International, Initial Term B-5 Loan, 1-2 Month LIBOR +2.75%		4.65	8/14/2024	2,569,754	[b]	2,562,083
Stars Group Holdings, Term Loan, 3 Month LIBOR +3.50%		5.49	7/10/2025	4,329,778	[b]	4,353,397
UFC Holdings, Term B Loan, 1 Month LIBOR +3.25%		4.95	4/29/2026	5,689,017	[b]	5,723,692
Univar USA, Term Loan, 1 Month LIBOR +2.00%		3.80	11/22/2026	610,010	[b]	611,361
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +5.54%		5.64	12/15/2024	3,876,317	[b]	3,686,552
					23,678,927

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Consumer Staples - .5%
Kik Custom Products, Term B-3 Loan, 3 Month LIBOR +4.00%	5.92	5/15/2023	4,235,000	[b]	4,092,408
Diversified Financials - 2.7%
Blackhawk Network Holdings, First Lien Term Loan, 1 Month LIBOR +3.00%	5.14	6/15/2025	6,155,281	[b]	6,140,447
Capital Automotive, Second Lien Initial B Term Loan, 1 Month LIBOR +6.00%	8.11	3/24/2025	1,638,556	[b]	1,647,781
HNC Holdings, Initial Term Loan, 1 Month LIBOR +4.00%	5.95	10/5/2023	2,339,924	[b]	2,341,386
Masergy Communications, 2017 First Lien Replacement Term Loan, 3 Month LIBOR +3.25%	5.16	12/15/2023	2,782,277	[b]	2,710,981
PGX Holdings, First Lien Initial Term Loan, 1 Month LIBOR +5.25%	7.35	9/29/2020	1,623,327	[b]	1,233,728
Pi US Mergerco, Facility B-1 Term Loan, 1 Month LIBOR +3.25%	5.42	1/1/2025	2,692,635	[b]	2,686,752
VFH Parent, Initial Term Loan, 3 Month LIBOR +3.50%	5.42	3/1/2026	6,001,061	[b]	6,005,442
				22,766,517
Energy - 4.8%
Blackstone CQP Holdco, Initial Term Loan, 3 Month LIBOR +3.50%	5.63	9/30/2024	2,800,756	[b]	2,802,716
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%	5.92	5/29/2025	4,086,213	[b]	3,309,832
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%	6.20	7/18/2025	5,309,528	[b]	4,260,896
Granite Acquisition, First Lien Term B Loan, 3 Month LIBOR +3.50%	6.16	12/17/2021	5,712,812	[b]	5,730,693
Granite Acquisition, Second Lien Term B Loan, 3 Month LIBOR +7.25%	9.41	12/19/2022	469,111	[b]	468,525
Hercules Merger Sub., Term Loan, 3 Month LIBOR +2.75%	4.53	11/1/2026	1,669,521	[b]	1,685,022
Lower Cadence Holdings, Initial Term Loan, 1 Month LIBOR +4.00%	5.92	5/22/2026	6,118,458	[b]	5,809,996
Lucid Energy Group II, Initial Term Loan, 1 Month LIBOR +3.00%	4.90	2/18/2025	5,908,770	[b]	5,124,617
Natgasoline, Initial Term Loan, 3 Month LIBOR +3.50%	5.40	11/14/2025	3,528,765	[b]	3,555,230
Prairie Eci Acquiror, Initial Term Loan, 3 Month LIBOR +4.75%	6.88	3/11/2026	4,694,625	[b]	4,518,577
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%	7.88	6/21/2026	3,890,000	[b]	3,695,500
				40,961,604

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Environmental Control - 1.9%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%	5.65	5/11/2025	4,951,941	[b]	4,679,584
Filtration Group, Initial Dollar Term Loan, 1 Month LIBOR +3.00%	5.10	3/29/2025	3,621,167	[b]	3,633,913
GFL Environmental, 2018 Incremental Term Loan, 1 Month LIBOR +3.00%	4.92	5/31/2025	3,071,835	[b]	3,043,036
Packers Holdings, Initial Term Loan, 6 Month LIBOR +3.00%	5.17	12/4/2024	4,656,799	[b]	4,620,430
				15,976,963
Food Products - .7%
Atkins Nutritionals Holdings, Term Loan, 3 Month LIBOR +3.75%	5.48	7/7/2024	2,620,852	[b]	2,640,509
UTZ Quality Foods, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	5.64	11/21/2024	2,947,500	[b]	2,905,749
				5,546,258
Food Service - .4%
TKC Holdings, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	5.87	2/1/2023	2,442,340	[b]	2,332,435
TKC Holdings, Second Lien Initial Term Loan, 1 Month LIBOR +8.00%	10.13	2/1/2024	1,224,564	[b]	1,181,705
				3,514,140
Forest Products & Other - .0%
Dunn Paper, First Lien Term Loan, 1 Month LIBOR +4.75%	6.85	8/26/2022	369,574	[b]	363,107
Health Care - 10.9%
Agiliti Health, Term Loan, 1 Month LIBOR +3.00%	5.03	1/4/2026	3,626,170	[b]	3,626,170
Air Medical Group Holdings, 2018 Term Loan, 1 Month LIBOR +3.25%	5.17	4/28/2022	6,574,661	[b]	6,222,194
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%	5.44	4/21/2024	5,451,550	[b]	4,535,935
Albany Molecular Research, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	5.17	8/31/2024	4,016,347	[b]	3,979,115
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	5.60	9/28/2024	3,724,000	[b]	3,480,376
Alphabet Holding Company, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%	9.85	8/15/2025	1,600,000	[b]	1,375,720
Auris Luxembourg III, Facility B2 Term Loan, 1 Month LIBOR +3.75%	5.66	2/21/2026	6,616,753	[b]	6,580,526

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Health Care - 10.9% (continued)
Avantor Funding, Initial B-2 Dollar Term Loan, 1 Month LIBOR +3.00%	5.16	11/21/2024	1,804,258	[b]	1,819,486
Bausch Health Americas, First Incremental Term Loan, 1 Month LIBOR +2.75%	4.67	11/27/2025	2,322,452	[b]	2,333,774
Bausch Health Americas, Initial Term Loan, 1 Month LIBOR +3.00%	4.92	6/1/2025	894,866	[b]	899,761
CPI Holdco, Term Loan, 3 Month LIBOR +4.25%	6.19	11/4/2026	3,253,643	[b]	3,253,643
Dental Corp of Canada, Initial Term Loan, 1 Month LIBOR +3.75%	5.67	6/6/2025	4,499,197	[b]	4,407,818
Envision Healthcare, Initial Term Loan, 1 Month LIBOR +3.75%	5.75	10/10/2025	6,897,466	[b]	5,452,240
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	6.42	3/5/2026	1,748,807	[b]	1,687,599
Immucor, Term Loan B-3, 3 Month LIBOR +5.00%	6.93	6/15/2021	4,954,922	[b]	4,936,341
Jaguar Holding Company II, 2018 Term Loan, 1 Month LIBOR +2.50%	4.60	8/18/2022	2,232,513	[b]	2,237,849
MED ParentCo, First Lien Delayed Draw Term Loan, 3 Month LIBOR +4.25%	5.95	8/31/2026	732,739	[b]	728,617
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%	5.95	8/31/2026	2,934,428	[b]	2,917,922
NVA Holdings, First Lien Term B-3 Loan, 1 Month LIBOR +2.75%	4.65	2/2/2025	3,017,019	[b]	3,017,019
Ortho-Clinical Diagnostics, Refinancing Term Loan, 3 Month LIBOR +3.25%	5.17	6/1/2025	6,081,900	[b]	6,013,479
Petvet Care Centers, First Lien Initial Term Loan, 1 Month LIBOR +2.75%	4.65	2/14/2025	3,933,606	[b]	3,845,100
Petvet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%	8.15	2/15/2026	1,488,652	[b]	1,459,810
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%	5.17	8/31/2024	7,149,657	[b]	7,063,861
US Anesthesia Partners, First Lien Initial Term Loan, 1 Month LIBOR +3.00%	4.89	6/23/2024	4,842,376	[b]	4,796,978
Wink Holdco, First Lien Initial Term Loan, 1 Month LIBOR +3.00%	4.92	12/1/2024	5,704,547	[b]	5,654,632
				92,325,965

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Industrial - 5.9%
1199169 BC, Initial Term B-2 Loan, 3 Month LIBOR +4.00%	6.01	4/4/2026	1,326,055	[b]	1,332,891
AI Alpine US Bidco, Facility B Term Loan, 1 Month LIBOR +2.75%	4.51	11/6/2025	3,577,669	[b]	3,470,339
Brand Industrial Service, Initial Term Loan, 2-3 Month LIBOR +4.25%	6.38	6/21/2024	5,678,433	[b]	5,571,963
Dynasty Acquisition Company I, Initial Term B-1 Loan, 3 Month LIBOR +4.00%	6.01	4/8/2026	2,466,463	[b]	2,479,178
Engineered Machinery Holdings , First Lien Initial Term Loan, 3 Month LIBOR +3.25%	5.38	7/19/2024	2,731,375	[b]	2,686,990
North American Lifting Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	6.42	11/27/2020	2,813,374	[b]	2,336,507
Qualtek USA, Term Loan, 3 Month LIBOR +6.25%	8.18	7/18/2025	2,527,498	[b]	2,478,528
Restaurant Technologies, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	5.34	10/1/2025	2,310,218	[b]	2,322,347
Titan Acquisition, Initial Term Loan, 1 Month LIBOR +3.00%	5.10	3/28/2025	6,009,688	[b]	5,763,862
Travelport Finance, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	6.92	5/30/2026	5,608,163	[b]	5,140,050
USIC Holdings, Term B Loan, 1 Month LIBOR +3.00%	5.15	12/9/2023	3,033,646	[b]	3,003,310
VAC Germany Holding, Term B Loan, 3 Month LIBOR +4.00%	5.92	3/18/2025	3,053,500	[b]	2,519,137
Ventia Deco, 2019 Refinancing Term B Loan, 3 Month LIBOR +3.50%	5.60	5/21/2026	1,563,649	[b]	1,571,467
Verra Mobility, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	5.67	2/28/2025	4,290,891	[b]	4,315,692
Yak Access, First Lien Initial Term Loan, 1 Month LIBOR +5.00%	7.00	7/11/2025	5,167,500	[b]	4,870,369
				49,862,630
Information Technology - 8.3%
Boxer Parent, Initial Dollar Term Loan, 3 Month LIBOR +4.25%	6.31	10/2/2025	4,836,124	[b]	4,663,837
Camelot Finance, Term Loan, 1 Month LIBOR +3.25%	5.05	10/31/2026	1,950,066	[b]	1,959,817
Capri Acquisitions BidCo, Initial Dollar Term Loan, 3 Month LIBOR +3.25%	5.22	11/30/2024	2,766,322	[b]	2,707,537
Compuware, Senior Secured Term Loan, 1 Month LIBOR +4.00%	5.70	8/23/2025	3,551,890	[b]	3,577,055

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Information Technology - 8.3% (continued)
Dcert Buyer, Term B Loan, 3 Month LIBOR +4.00%	6.00	10/16/2026	5,274,115	[b]	5,246,110
Dun & Bradstreet, Initial Term Loan, 1 Month LIBOR +5.00%	6.90	2/8/2026	6,303,322	[b]	6,344,703
Dynatrace, Senior Secured First Lien Term Loan, 1 Month LIBOR +2.75%	4.45	8/23/2025	785,655	[b]	789,584
Emerald TopCo, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	5.20	7/26/2026	1,556,357	[b]	1,552,185
Finastra USA, First Lien Dollar Term Loan, 3-6 Month LIBOR +3.50%	5.65	6/13/2024	6,825,224	[b]	6,688,754
Greeneden US Holdings II, Tranche B-3 Dollar Term Loan, 1 Month LIBOR +3.25%	5.17	12/1/2023	8,183,720	[b]	8,166,207
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.25%	5.40	7/1/2024	6,065,271	[b]	6,089,927
Hyland Software, Senior Secured Second Lien Initial Term Loan, 1 Month LIBOR +7.00%	8.90	7/10/2025	1,375,000	[b]	1,395,625
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	5.15	12/1/2024	4,185,881	[b]	4,021,062
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	6.15	5/18/2025	7,053,413	[b]	7,026,998
Rackspace Hosting, Term Loan, 3 Month LIBOR +3.00%	4.90	11/3/2023	1,720,000	[b]	1,619,191
SCS Holdings I, Initial Term Loan, 3 Month LIBOR +4.25%	6.29	7/3/2026	4,808,890	[b]	4,817,306
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	5.64	5/3/2026	3,503,641	[b]	3,524,803
				70,190,701
Insurance - 5.6%
Alliant Holdings Intermediate, 2018 Initial Term Loan, 1 Month LIBOR +3.00%	4.90	5/10/2025	4,500,213	[b]	4,462,254
AssuredPartners, 2017 September Refinancing Term Loan, 1 Month LIBOR +3.50%	5.14	10/22/2024	6,548,237	[b]	6,538,022
Asurion, New B-7 Term Loan, 1 Month LIBOR +3.00%	4.93	11/3/2024	1,734,322	[b]	1,738,111
Asurion, Replacement B-6 Term Loan, 1 Month LIBOR +3.00%	4.70	11/3/2023	995,153	[b]	997,253

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Insurance - 5.6% (continued)
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%		8.48	8/4/2025	8,722,453	[b]	8,806,973
HUB International, Term Loan, 3 Month LIBOR +4.00%		5.90	4/25/2025	932,643	[b]	936,476
HUB International , Initial Term Loan, 3 Month LIBOR +3.00%		4.93	4/25/2025	5,488,150	[b]	5,421,030
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR +4.50%		6.42	2/28/2025	5,809,225	[b]	5,446,148
Mayfield Agency Borrower, Second Lien Term B Loan, 1 Month LIBOR +8.50%		10.42	2/28/2026	1,891,367	[b]	1,909,099
Sedgwick CMS, Term B Loan, 1 Month LIBOR +4.00%		5.92	9/4/2026	1,280,574	[b]	1,280,574
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%		5.34	12/31/2025	5,609,054	[b]	5,520,908
USI, Term B Loan, 3 Month LIBOR +3.00%		4.92	5/16/2024	3,199,242	[b]	3,164,595
USI, Term Loan, 3 Month LIBOR +4.00%		5.94	11/20/2026	1,702,452	[b]	1,704,580
					47,926,023
Internet Software & Services - 3.2%
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.00%		5.90	11/21/2024	3,493,364	[b]	3,282,452
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	11/21/2024	1,660,288	[b]	1,748,355
ProQuest, Term Loan, 1 Month LIBOR +3.50%		5.30	10/23/2026	3,519,287	[b]	3,539,083
Rodan & Fields, Closing Date Term Loan, 1 Month LIBOR +4.00%		6.14	6/7/2025	5,324,842	[b]	3,576,510
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%		4.90	9/28/2023	5,429,841	[b]	5,409,480
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		5.75	10/11/2025	5,475,163	[b]	5,391,666
Web.com Group, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%		9.75	10/11/2026	675,516	[b]	651,454
WeddingWire, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		6.63	12/21/2025	3,784,733	[b]	3,794,195
					27,393,195

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Materials - 5.8%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	6.40	7/31/2025	4,867,689	[b]	4,178,084
Berlin Packaging, First Lien Initial Term Loan, 1 Month LIBOR +3.00%	4.90	11/7/2025	4,404,577	[b]	4,326,880
Charter NEX US, Incremental Term Loan, 1 Month LIBOR +3.50%	5.40	5/16/2024	5,518,148	[b]	5,531,364
Circor International, Initial Term Loan, 1 Month LIBOR +3.50%	5.63	12/11/2024	2,729,010	[b]	2,723,907
Flex Acquisition, Incremental B-2018 Term Loan, 3 Month LIBOR +3.25%	5.35	6/29/2025	3,804,856	[b]	3,699,271
Form Technologies, First Lien Term B-1 Loan, 3 Month LIBOR +3.25%	5.34	1/28/2022	4,277,157	[b]	4,009,835
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%	5.95	10/19/2023	2,457,988	[b]	2,384,249
LABL, Initial Dollar Term Loan, 1 Month LIBOR +4.50%	6.20	7/2/2026	3,041,601	[b]	3,044,141
Murray Energy, Superpriority Term B-2 Loan, 1 Month LIBOR +7.25%	9.28	10/17/2022	4,156,377	[b,d]	962,201
Oxbow Carbon , First Lien Tranche B Term Loan, 1 Month LIBOR +3.75%	5.53	1/4/2023	3,791,927	[b]	3,790,751
Plaze, Initial Term Loan, 3 Month LIBOR +3.50%	5.39	8/3/2026	1,793,807	[b]	1,784,084
Reynolds Group Holdings, Incremental U.S. Term Loan, 1 Month LIBOR +2.75%	4.65	2/5/2023	3,466,811	[b]	3,476,570
Tecomet, 2017 First Lien Term Loan, 1 Month LIBOR +3.25%	5.17	5/1/2024	3,582,807	[b]	3,585,798
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%	5.67	11/30/2023	5,800,098	[b]	5,709,471
				49,206,606
Media - 6.3%
CSC Holdings, October 2018 Incremental Term Loan, 1 Month LIBOR +2.25%	4.25	1/15/2026	1,910,376	[b]	1,909,898
CSC Holdings, Term Loan, 1 Month LIBOR +2.50%	4.24	4/15/2027	5,920,058	[b]	5,937,818
Diamond Sports Group, Term B Loan, 3 Month LIBOR +3.25%	5.17	8/24/2026	4,795,585	[b]	4,791,077
EW Scripps, Tranche B-1 Term Loan, 1 Month LIBOR +2.75%	4.64	5/1/2026	2,116,182	[b]	2,126,774
ION Media Networks, Term B-4 Loan, 1 Month LIBOR +3.00%	4.70	12/18/2024	6,160,163	[b]	6,162,042

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Media - 6.3% (continued)
NEP Group, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.25%		5.19	10/20/2025	4,423,209	[b]	4,171,086
NEP Group, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		8.94	10/19/2026	1,158,101	[b]	1,059,662
Nexstar Broadcasting, Term B Loan, 3 Month LIBOR +2.75%		4.47	9/19/2026	4,311,856	[b]	4,335,204
Radiate Holdco, Closing Date Term Loan, 1 Month LIBOR +3.00%		4.93	2/1/2024	7,819,393	[b]	7,780,648
Townsquare Media, Facility B Term Loan, 1 Month LIBOR +3.00%		4.90	4/1/2022	3,791,591	[b]	3,803,440
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR +2.75%		4.89	3/15/2024	1,789,680	[b]	1,755,721
WideOpenWest Finance, Refinancing Term B Loan, 1 Month LIBOR +3.25%		5.22	8/19/2023	6,216,868	[b]	6,058,337
Ziggo, Term Loan, 3 Month EURIBOR +3.00% @ Floor	EUR	3.00	1/17/2029	3,500,000	[b]	3,843,707
					53,735,414
Real Estate - 1.0%
DTZ US Borrower, Closing Date Term Loan, 1 Month LIBOR +3.25%		5.16	8/21/2025	4,653,000	[b]	4,669,472
Ggp Nimbus, Initial Term B Loan, 1 Month LIBOR +2.50%		4.42	8/24/2025	3,897,317	[b]	3,853,473
					8,522,945
Retailing - 2.7%
1011778 BC, Term Loan, 1 Month LIBOR +1.75%		3.45	11/14/2026	1,830,283	[b]	1,832,113
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%		6.93	9/25/2024	6,500,573	[b]	6,403,064
Comfort Holding, First Lien Initial Term Loan, 1 Month LIBOR +4.75%		6.64	2/3/2024	2,681,250	[b]	2,654,437
Foundation Building Materials, Term Loan, 1 Month LIBOR +3.00%		4.91	8/13/2025	2,644,069	[b]	2,658,942
Leslie's Poolmart, Tranche B-2 Term Loan, 2 Month LIBOR +3.50%		5.42	8/16/2023	2,443,513	[b]	2,296,646
Staples, 2019 Refinancing New Term B-1 Loan, 3 Month LIBOR +5.00%		7.00	4/12/2026	5,234,048	[b]	5,177,547
Talbots, First Lien Initial Term Loan, 1 Month LIBOR +7.00%		8.92	11/28/2022	1,808,933	[b]	1,754,665
					22,777,414

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Semiconductors & Semiconductor Equipment - .6%
Natel Engineering, Initial Term Loan, 1 Month LIBOR +5.00%	6.90	4/30/2026	3,356,504	[b]	3,239,026
Ultra Clean Holdings, Term Loan, 3 Month LIBOR +4.50% @ Floor	4.50	8/27/2025	2,225,000	[b]	2,227,781
				5,466,807
Technology Hardware & Equipment - 3.4%
Access CIG, Term Loan, 3 Month LIBOR + 3.75% @ Floor	3.75	2/27/2025	1,680,000	[b]	1,646,140
Everi Payments, New Term Loan B, 1 Month LIBOR +3.00%	4.90	5/9/2024	3,283,435	[b]	3,290,609
Mcafee, Second Lien Initial Term Loan, 1 Month LIBOR +8.50%	10.60	9/28/2025	1,742,045	[b]	1,756,417
McAfee, Term B USD Loan, 1 Month LIBOR +3.75%	5.64	9/29/2024	5,728,556	[b]	5,741,101
Perforce Software, First Lien Term Loan, 1 Month LIBOR +4.50%	6.20	7/8/2026	2,900,000	[b]	2,894,562
Sandvine, First Lien Initial Term Loan, 1 Month LIBOR +4.50%	6.39	11/2/2025	4,141,543	[b]	4,079,420
Tempo Acquisition, Initial Term Loan, 1 Month LIBOR +3.00%	4.89	5/1/2024	5,168,069	[b]	5,180,446
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	5.90	8/20/2025	4,218,045	[b]	4,083,595
				28,672,290
Telecommunication Services - 6.4%
Altice France, Incremental Term B-13 Loan, 1 Month LIBOR +4.00%	5.90	8/14/2026	7,332,538	[b]	7,298,148
CenturyLink, Initial Term B Loan, 1 Month LIBOR +2.75%	4.91	1/31/2025	3,962,235	[b]	3,966,633
CommScope, Initial Term Loan, 1 Month LIBOR +3.25%	5.28	4/4/2026	5,405,043	[b]	5,380,261
Connect Finco, Term Loan B, 1 Month LIBOR +4.50%	6.20	9/23/2026	5,862,796	[b]	5,845,208
Intelsat Jackson Holdings, Tranche B-3 Term Loan, 1 Month LIBOR +3.75%	5.45	11/27/2023	2,230,000	[b]	2,202,682
Intelsat Jackson Holdings, Tranche B-4 Term Loan, 1 Month LIBOR +4.50%	6.56	1/2/2024	754,048	[b]	750,817
Iridium Satellite, Term Loan, 1 Month LIBOR +3.75%	5.55	11/4/2026	8,862,849	[b]	8,961,183
MTN Infrastructure TopCo, Initial Term Loan, 1 Month LIBOR +3.00%	4.90	11/17/2024	3,518,139	[b]	3,514,849
Plantronics, Term Loan, 3 Month LIBOR +2.50%	4.30	7/2/2025	2,600,000	[b]	2,470,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 92.3% (continued)
Telecommunication Services - 6.4% (continued)
Sprint Communications, 2018 Incremental Term Loan, 1 Month LIBOR +3.00%	4.92	2/3/2024	6,080,000	[b]	6,061,000
Tech Finance & Company, First Incremental U.S. Term Loan, 3 Month LIBOR +2.75%	4.84	12/31/2023	2,334,000	[b]	1,919,715
West, Initial Term B Loan, 1 Month LIBOR +4.00%	5.99	10/10/2024	7,744,856	[b]	6,299,976
				54,671,122
Transportation - .4%
Genesee & Wyoming, Term Loan, 3 Month LIBOR +2.00%	3.91	11/6/2026	3,192,107	[b]	3,218,905
Utilities - 2.6%
Eastern Power, Term B Loan, 1 Month LIBOR +3.75%	5.66	10/2/2023	7,493,000	[b]	7,507,836
EFS Cogen Holdings I, Advance Term Loan B, 1-3 Month LIBOR +3.25%	5.18	6/28/2023	4,936,652	[b]	4,919,028
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	5.67	6/3/2024	6,961,994	[b]	6,688,562
Pike, 2019 New Term Loan, 3 Month LIBOR +3.25%	4.95	7/24/2026	2,656,573	[b]	2,665,485
				21,780,911
Total Floating Rate Loan Interests (cost $806,402,926)			784,377,216
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $25,648,454)	1.63		25,648,454	[e]	25,648,454
Total Investments (cost $882,878,738)			100.6%	855,047,478
Liabilities, Less Cash and Receivables			(0.6%)	(5,268,649)
Net Assets			100.0%	849,778,829

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $45,021,808 or 5.3% of net assets.

d Non-income producing—security in default.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	30,389,801	−	30,389,801
Corporate Bonds	−	14,632,007	−	14,632,007
Floating Rate Loan Interests	−	784,377,216	−	784,377,216
Investment Companies	25,648,454	−	−	25,648,454
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	30,470	−	30,470

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Floating Rate Income Fund

November 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Credit Suisse International
United States Dollar	14,327,986	Euro	12,957,000	12/19/19	30,470
Gross Unrealized Appreciation					30,470

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

NOTES

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are

NOTES

generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2019, accumulated net unrealized depreciation on investments was $27,831,260, consisting of $2,721,797 gross unrealized appreciation and $30,553,057 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.